Technology And Content Expenses - Summary of Technology and Content Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Technology and content expenses [Abstract]
Employee-related cost	₽ 16,695	₽ 7,905	₽ 3,490
Share-based compensation expense	3,117	2,245	152
IT and telecommunication services	1,589	1,235	615
Production of digital content	405	0	0
Acquisition of in-progress research and development	0	370	0
Other technology and content expenses	1,045	1,107	137
Total	₽ 22,851	₽ 12,862	₽ 4,394